Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Balance Sheet) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 435,217	$ 28,579		$ 201,548
Total current assets	1,040,109	574,030		706,829
Derivative Asset, Noncurrent		0		12,172
Total other non-current assets	1,125,721	1,120,591		849,054
TOTAL ASSETS	7,016,213	6,181,523	$ 6,181,523	5,589,214	$ 5,239,767
Short-term debt		899,159		0
Accounts payable	282,966	292,851		189,845
Accumulated deficit	15,624	25,182		(108)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	1,124,972	1,129,722		1,090,518	794,600	$ 520,988
Total common shareholder's deficit	1,074,322	1,076,468	$ 1,071,095	1,090,518	794,600	520,988
Long-term debt		2,558,420		3,000,450
Deferred Income Taxes and Other Tax Liabilities, Noncurrent		18,931		7,329
Accrued interest	53,667	33,639		33,447
Total current liabilities	1,061,262	1,328,455		323,225
Total non-current liabilities	4,829,979	3,723,346		4,175,471
Liabilities	5,891,241	5,051,801		4,498,696
Additional Paid in Capital	1,022,018	1,021,992		1,068,357
Accumulated Other Comprehensive Income (Loss), Net of Tax	36,680	29,294		22,269	(29,407)	(43,420)
TOTAL LIABILITIES AND EQUITY	7,016,213	6,181,523		5,589,214
Restricted Cash and Cash Equivalents	5	5		5
Income Taxes Receivable, Current	34,802	36,481		18,000
Other Assets, Current	$ 26,911	26,358		19,882
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents		537		191
Total current assets		53,798		19,018
Investment in subsidiaries		1,921,548		1,945,556
Other Assets		3,540		3,211
Total other non-current assets		1,925,088		1,960,939
TOTAL ASSETS		1,978,886		1,979,957
Short-term debt		404,474		0
Accounts payable		0		87
Accumulated deficit		25,182		(108)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		1,076,468		1,090,518	794,600	520,988
Long-term debt		470,127		873,663
Accrued interest		8,360		8,360
Total current liabilities		412,834		8,447
Total non-current liabilities		489,584		880,992
Liabilities		902,418		889,439
Additional Paid in Capital		1,021,992		1,068,357
Accumulated Other Comprehensive Income (Loss), Net of Tax		29,294		22,269	$ (29,407)	$ (43,420)
TOTAL LIABILITIES AND EQUITY		1,978,886		1,979,957
Income Taxes Receivable, Current		14,294		0
Other Assets, Current		$ 7,626		$ 7,509